Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Fair Value Measurements
Fair Value Measurements

Note 3–Fair Value Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, establishes the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

●	Level 1–Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
●	Level 2–Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
●	Level 3–Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of the relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.

Mutual funds: Mutual funds are valued at the daily closing price as reported by the fund. The mutual funds are exchange-traded open-ended funds.

Ball Corporation Common Stock: Valued at the closing price reported on the active market on which the individual security is traded.

Collective Investment Trusts: The investments include target date funds, a stable value fund, a large growth fund, a large value equity fund, a large equity index fund, a small/mid equity index fund, a broad market fixed income fund, a bond market index fund, a non-U.S. equity index fund and a non-lending series fund. The fair values of the Plan’s interest in the funds are based on the net asset value (“NAV”) reported by the fund managers as of the financial statement dates and recent transaction prices. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities.

This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trusts, the investment advisor reserves the right to temporarily delay withdrawal from the trusts in order to ensure that securities liquidations will be carried out in an orderly business manner.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

During the years ended December 31, 2025 and 2024, there were no liabilities accounted for at fair value on a recurring basis and no Level 3 assets or liabilities.

The Plan does not include any Level 2 or 3 investments. The following tables set forth the fair value measurements as of December 31, 2025 and 2024, respectively:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$130,769,055	$—	$—	$130,769,055
Common stock	176,347,777	—	—	176,347,777
Total assets in the fair value hierarchy	$307,116,832	$—	$—	$307,116,832

Collective investment trusts (measured at net asset value) (a)				1,927,309,889
Investments at fair value				$2,234,426,721

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$139,788,717	$—	$—	$139,788,717
Common stock	229,140,513	—	—	229,140,513
Total assets in the fair value hierarchy	$368,929,230	$—	$—	$368,929,230

Collective investment trusts (measured at net asset value) (a)				1,925,364,727
Investments at fair value				$2,294,293,957

(a) In accordance with Subtopic ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth additional disclosures for the fair value measurement of investments in certain entities that calculate NAV per share (or its equivalent):

	Fair Value as of December 31,
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period (plan level)

Target Date Funds	$874,813,693	$848,708,744	None	Daily	None
Stable Value Fund	$131,928,706	$146,522,266	None	Daily	12 months
Large Growth Fund	$113,219,911	$126,590,054	None	30 days	None
Large Value Equity Fund	$59,643,624	$63,598,478	None	Daily	None
Large Equity Index Fund	$409,331,390	$415,809,372	None	Daily	None
SMID Equity Index Fund	$104,830,293	$113,299,555	None	Daily	None
Broad Market Fixed Income Fund	$19,215,998	$13,600,781	None	Daily	None
Bond Market Index Fund	$123,197,906	$125,151,251	None	Daily	None
Non-U.S. Equity Index Fund	$80,060,493	$61,916,425	None	Daily	None
Non-Lending Series Fund	$11,067,875	$10,167,801	None	Daily	None